Investments in Joint Ventures (Details) - Schedule of financial position of the joint ventures (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Real Estate properties, at fair value	$ 7,980.2	$ 6,715.6
Other assets	246.8	249.0
Total assets	8,227.0	6,964.6
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	2,750.0	2,360.4
Other liabilities	147.0	139.9
Total liabilities	2,897.0	2,500.3
Equity	5,330.0	4,464.3
Total liabilities and equity	$ 8,227.0	$ 6,964.6